Consolidated Balance Sheets (Parentheticals) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Allowance for doubtful accounts	$ 92,988	$ 74,073
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, issued (in shares)	6,839,778	6,570,734
Common stock, outstanding (in shares)	6,839,778	6,570,734